Consolidated Statement of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (loss) from continuing operations	₽ 82,619	₽ (40,153)	₽ 11,075
Profit (loss) after tax from discontinued operations	0	41,609	(6,790)
Profit	82,619	1,456	4,285
Adjustments to reconcile profit to net cash provided by operating activities
Depreciation and amortisation	13,357	14,818	15,176
Foreign exchange (gain) loss, net	(7,891)	37,765	(19,241)
Deferred income tax (benefit) expense	(3,658)	2,574	2,288
Allowance for expected credit losses	201	149	235
Gain on restructuring and forgiveness of trade and other payables and write-off of trade and other payables with expired legal term	(1,312)	(122)	(167)
Write-off of inventories to net realisable value	769	928	1,763
Impairment of goodwill and other non-current assets, net and loss on write-off of non-current assets	3,302	4,350	2,880
Finance income	(676)	(3,504)	(600)
Finance costs	23,371	26,853	38,830
Provisions for legal claims, income tax and other taxes and other provisions	(1,257)	24	3,630
Gain on sale of discontinued operations		(45,580)
Gain on disposal of a subsidiary	(1,130)
Other	(234)	(146)	203
Changes in working capital items
Trade and other receivables	(8,692)	(236)	1,546
Inventories	(24,079)	(5,283)	(1,511)
Trade and other payables	(6,120)	1,137	4,037
Advances received	8,149	995	650
Taxes payable and other liabilities	10,583	4,580	5,151
Other assets	(2,224)	(1,474)	1,238
Income tax paid	(11,540)	(1,335)	(2,735)
Net cash provided by operating activities	73,538	37,949	57,658
Cash flows from investing activities
Interest received	436	129	76
Royalty and other proceeds associated with disposal of subsidiaries	0	0	17
Proceeds from loans issued and other investments	3	39	313
Proceeds from disposal of the discontinued operations, net of cash disposed of	0	88,979
Cash disposed of due to disposal of subsidiary	(15)	0
Proceeds from disposals of property, plant and equipment	332	119	211
Purchases of property, plant and equipment and intangible assets	(6,208)	(4,883)	(6,538)
Net cash (used in) provided by investing activities	(5,452)	84,383	(5,921)
Cash flows from financing activities
Proceeds from loans and borrowings, including proceeds from factoring arrangement of nil, RUB 1 million and RUB 214 million for the periods ended December 31, 2021, 2020 and 2019, respectively	16,210	77,367	7,599
Repayment of loans and borrowings, including payments from factoring arrangement of RUB 117 million, RUB 353 million and RUB 2,222 million for the periods ended December 31, 2021, 2020 and 2019, respectively	(42,241)	(176,883)	(20,772)
Repurchase of common shares	0	(844)
Sale and purchase of non-controlling interest in subsidiaries	144	169
Dividends paid to shareholders of Mechel PAO	(98)	(292)	(1,515)
Dividends paid to non-controlling interests	(13)	(3)	(16)
Interest paid, including fines and penalties	(19,403)	(22,912)	(30,923)
Payment of principal portion of lease liabilities	(3,620)	(2,660)	(2,276)
Sale and leaseback transactions	(75)	462	248
Acquisition of assets under deferred payment terms	(95)	(508)	(341)
Deferred consideration paid for the acquisition of subsidiaries in prior periods	0	0	(361)
Net cash used in financing activities	(49,191)	(126,104)	(48,357)
Foreign exchange (loss) gain on cash and cash equivalents, net	(237)	(61)	(891)
Changes in allowance for expected credit losses on cash and cash equivalents	(19)	28	(2)
Net increase (decrease) in cash and cash equivalents	18,639	(3,805)	2,487
Cash and cash equivalents at beginning of period	1,706	3,509	1,803
Cash and cash equivalents, net of overdrafts at beginning of period	(938)	2,867	380
Cash and cash equivalents at end of period	17,701	1,706	3,509
Cash and cash equivalents, net of overdrafts at end of period	₽ 17,701	₽ (938)	₽ 2,867